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[Janus letterhead]



November 22, 2006


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549-0505

Re:      JANUS INVESTMENT FUND (the "Registrant")
         1933 Act File No. 2-34393
         1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find definitive additional materials filed on Schedule 14A relating to the definitive proxy statement filed with the Securities and Exchange Commission on October 10, 2006.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

Please call me at (303) 336-7823 with any questions or comments.

Sincerely,

/s/Richard C. Noyes

Richard C. Noyes
Associate Counsel

Enclosure

cc:    Stephanie Grauerholz-Lofton, Esq.
       Larry Greene, Esq.
       Kelley Abbott Howes, Esq.
       Cindy A. Antonson
       Donna Brungardt